UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Timothy Burdick Ultimus Fund Solutions, LLC.
4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	7/31

Date of reporting period:	7/31/26

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

Tactical Dividend and Momentum Fund

Class A (HTDAX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$189	1.78%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (“the Fund”) varied in a range of 50-100% invested during the annual reporting period (August 1, 2025 to July 31, 2026). During the reporting period, Class A shares had a total return of 12.24%. The Fund is benchmarked against the S&P 500 Total Return Index, which returned 19.56% over the same period.

The Fund was invested in all sectors except for Healthcare and Materials at the start of the annual reporting period. In December, the Fund added exposure to Materials and partial exposure to Healthcare. The decision to enter these sectors was primarily driven by signals derived from price momentum indicators. In early March, the Fund sold half of its portfolio and moved that portion into cash for defensive positioning. The Fund increased equity exposure several times over the next few months and ended the year fully invested. The Fund's under-performance, in comparison to its benchmark, is largely attributable to the 2nd quarter of 2026 when the Fund held a portion of its portfolio in cash.

As of 7/31/2026, the Fund is 98.83% invested in US equities with 1.17% in cash and equivalents.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Tactical Dividend and Momentum Fund
Tactical Dividend and Momentum Fund - with load
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,742
$19,460
$18,349
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
07/31/25
07/31/26

Table Summary
	Tactical Dividend and Momentum Fund	Tactical Dividend and Momentum Fund - with load	S&P 500® Index
07/31/16	$10,000	$9,429	$10,000
07/31/17	$10,303	$9,715	$11,604
07/31/18	$11,671	$11,005	$13,489
07/31/19	$11,382	$10,732	$14,566
07/31/20	$11,083	$10,450	$16,308
07/31/21	$14,258	$13,444	$22,251
07/31/22	$13,572	$12,797	$21,219
07/31/23	$13,476	$12,706	$23,980
07/31/24	$15,360	$14,484	$29,292
07/31/25	$17,337	$16,347	$34,076
07/31/26	$19,460	$18,349	$40,742

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tactical Dividend and Momentum Fund
Without Load	12.24%	6.42%	6.88%
With Load	5.77%	5.16%	6.26%
S&P 500® Index	19.56%	12.86%	15.08%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-828-3212.

Fund Statistics

Table Summary
Net Assets	$91,288,221
Number of Portfolio Holdings	14
Advisory Fee	$910,725
Portfolio Turnover	76%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 35.7%
Financial 12.5%
Communication Services 9.8%
Consumer Discretionary 9.4%
Health Care 9.1%
Industrial 8.7%
Consumer Staples 4.6%
Energy 3.3%
Utilities 2.1%
Real Estate 1.9%
Materials 1.9%
Money Market Funds 1.2%
Collateral for Securities Loaned 0.4%
Liabilities in Excess of Other Assets -0.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	0.4%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	1.9%
Utilities	2.1%
Energy	3.3%
Consumer Staples	4.6%
Industrial	8.7%
Health Care	9.1%
Consumer Discretionary	9.4%
Communication Services	9.8%
Financial	12.5%
Technology	35.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	17.9%
State Street Technology Select Sector SPDR ETF	17.8%
State Street Financial Select Sector SPDR ETF	12.5%
State Street Communication Services Select Sector SPDR ETF	9.8%
State Street Consumer Discretionary Select Sector SPDR ETF	9.4%
State Street Health Care Select Sector SPDR ETF	9.1%
State Street Industrial Select Sector SPDR ETF	8.7%
State Street Consumer Staples Select Sector SPDR ETF	4.6%
State Street Energy Select Sector SPDR ETF	3.3%
State Street Utilities Select Sector SPDR ETF	2.1%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Tactical Dividend and Momentum Fund - Class A (HTDAX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.vgimfunds.com/forms-and-prospectus), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-HTDAX

Tactical Dividend and Momentum Fund

Class C (HTDCX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$267	2.53%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (“the Fund”) varied in a range of 50-100% invested during the annual reporting period (August 1, 2025 to July 31, 2026). During the reporting period, Class C shares had a total return of 11.37%. The Fund is benchmarked against the S&P 500 Total Return Index, which returned 19.56% over the same period.

The Fund was invested in all sectors except for Healthcare and Materials at the start of the annual reporting period. In December, the Fund added exposure to Materials and partial exposure to Healthcare. The decision to enter these sectors was primarily driven by signals derived from price momentum indicators. In early March, the Fund sold half of its portfolio and moved that portion into cash for defensive positioning. The Fund increased equity exposure several times over the next few months and ended the year fully invested. The Fund's under-performance, in comparison to its benchmark, is largely attributable to the 2nd quarter of 2026 when the Fund held a portion of its portfolio in cash.

As of 7/31/2026, the Fund is 98.83% invested in US equities with 1.17% in cash and equivalents.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Tactical Dividend and Momentum Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,742
$18,024
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Jul-2026

Table Summary
	Tactical Dividend and Momentum Fund	S&P 500® Index
Jul-2016	$10,000	$10,000
Jul-2017	$10,228	$11,604
Jul-2018	$11,485	$13,489
Jul-2019	$11,126	$14,566
Jul-2020	$10,745	$16,308
Jul-2021	$13,714	$22,251
Jul-2022	$12,954	$21,219
Jul-2023	$12,759	$23,980
Jul-2024	$14,454	$29,292
Jul-2025	$16,184	$34,076
Jul-2026	$18,024	$40,742

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tactical Dividend and Momentum Fund	11.37%	5.62%	6.07%
S&P 500® Index	19.56%	12.86%	15.08%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-828-3212.

Fund Statistics

Table Summary
Net Assets	$91,288,221
Number of Portfolio Holdings	14
Advisory Fee	$910,725
Portfolio Turnover	76%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	0.4%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	1.9%
Utilities	2.1%
Energy	3.3%
Consumer Staples	4.6%
Industrial	8.7%
Health Care	9.1%
Consumer Discretionary	9.4%
Communication Services	9.8%
Financial	12.5%
Technology	35.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	17.9%
State Street Technology Select Sector SPDR ETF	17.8%
State Street Financial Select Sector SPDR ETF	12.5%
State Street Communication Services Select Sector SPDR ETF	9.8%
State Street Consumer Discretionary Select Sector SPDR ETF	9.4%
State Street Health Care Select Sector SPDR ETF	9.1%
State Street Industrial Select Sector SPDR ETF	8.7%
State Street Consumer Staples Select Sector SPDR ETF	4.6%
State Street Energy Select Sector SPDR ETF	3.3%
State Street Utilities Select Sector SPDR ETF	2.1%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Tactical Dividend and Momentum Fund - Class C (HTDCX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.vgimfunds.com/forms-and-prospectus), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-HTDCX

Tactical Dividend and Momentum Fund

Class I (HTDIX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$163	1.53%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (“the Fund”) varied in a range of 50-100% invested during the annual reporting period (August 1, 2025 to July 31, 2026). During the reporting period, Class I shares had a total return of 12.44%. The Fund is benchmarked against the S&P 500 Total Return Index, which returned 19.56% over the same period.

The Fund was invested in all sectors except for Healthcare and Materials at the start of the annual reporting period. In December, the Fund added exposure to Materials and partial exposure to Healthcare. The decision to enter these sectors was primarily driven by signals derived from price momentum indicators. In early March, the Fund sold half of its portfolio and moved that portion into cash for defensive positioning. The Fund increased equity exposure several times over the next few months and ended the year fully invested. The Fund's under-performance, in comparison to its benchmark, is largely attributable to the 2nd quarter of 2026 when the Fund held a portion of its portfolio in cash.

As of 7/31/2026, the Fund is 98.83% invested in US equities with 1.17% in cash and equivalents.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Tactical Dividend and Momentum Fund
S&P 500® Index
$425,000
$340,000
$255,000
$170,000
$85,000
$0
$407,422
$199,314
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Jul-2026

Table Summary
	Tactical Dividend and Momentum Fund	S&P 500® Index
Jul-2016	$100,000	$100,000
Jul-2017	$103,278	$116,042
Jul-2018	$117,248	$134,887
Jul-2019	$114,690	$145,659
Jul-2020	$111,825	$163,077
Jul-2021	$144,405	$222,510
Jul-2022	$137,615	$212,187
Jul-2023	$137,001	$239,804
Jul-2024	$156,595	$292,917
Jul-2025	$177,265	$340,757
Jul-2026	$199,314	$407,422

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tactical Dividend and Momentum Fund	12.44%	6.66%	7.14%
S&P 500® Index	19.56%	12.86%	15.08%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-828-3212.

Fund Statistics

Table Summary
Net Assets	$91,288,221
Number of Portfolio Holdings	14
Advisory Fee	$910,725
Portfolio Turnover	76%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	0.4%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	1.9%
Utilities	2.1%
Energy	3.3%
Consumer Staples	4.6%
Industrial	8.7%
Health Care	9.1%
Consumer Discretionary	9.4%
Communication Services	9.8%
Financial	12.5%
Technology	35.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	17.9%
State Street Technology Select Sector SPDR ETF	17.8%
State Street Financial Select Sector SPDR ETF	12.5%
State Street Communication Services Select Sector SPDR ETF	9.8%
State Street Consumer Discretionary Select Sector SPDR ETF	9.4%
State Street Health Care Select Sector SPDR ETF	9.1%
State Street Industrial Select Sector SPDR ETF	8.7%
State Street Consumer Staples Select Sector SPDR ETF	4.6%
State Street Energy Select Sector SPDR ETF	3.3%
State Street Utilities Select Sector SPDR ETF	2.1%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Tactical Dividend and Momentum Fund - Class I (HTDIX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.vgimfunds.com/forms-and-prospectus), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-HTDIX

Tactical Dividend and Momentum Fund

Class R (HTDRX)

Annual Shareholder Report - July 31, 2026

Fund Overview

This annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$205	1.93%

How did the Fund perform during the reporting period?

The Tactical Dividend and Momentum Fund (“the Fund”) varied in a range of 50-100% invested during the annual reporting period (August 1, 2025 to July 31, 2026). During the reporting period, Class R shares had a total return of 12.05%. The Fund is benchmarked against the S&P 500 Total Return Index, which returned 19.56% over the same period.

The Fund was invested in all sectors except for Healthcare and Materials at the start of the annual reporting period. In December, the Fund added exposure to Materials and partial exposure to Healthcare. The decision to enter these sectors was primarily driven by signals derived from price momentum indicators. In early March, the Fund sold half of its portfolio and moved that portion into cash for defensive positioning. The Fund increased equity exposure several times over the next few months and ended the year fully invested. The Fund's under-performance, in comparison to its benchmark, is largely attributable to the 2nd quarter of 2026 when the Fund held a portion of its portfolio in cash.

As of 7/31/2026, the Fund is 98.83% invested in US equities with 1.17% in cash and equivalents.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Tactical Dividend and Momentum Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,742
$19,161
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024
Jul-2025
Jul-2026

Table Summary
	Tactical Dividend and Momentum Fund	S&P 500® Index
Jul-2016	$10,000	$10,000
Jul-2017	$10,285	$11,604
Jul-2018	$11,625	$13,489
Jul-2019	$11,328	$14,566
Jul-2020	$11,010	$16,308
Jul-2021	$14,152	$22,251
Jul-2022	$13,447	$21,219
Jul-2023	$13,326	$23,980
Jul-2024	$15,176	$29,292
Jul-2025	$17,101	$34,076
Jul-2026	$19,161	$40,742

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tactical Dividend and Momentum Fund	12.05%	6.25%	6.72%
S&P 500® Index	19.56%	12.86%	15.08%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-828-3212.

Fund Statistics

Table Summary
Net Assets	$91,288,221
Number of Portfolio Holdings	14
Advisory Fee	$910,725
Portfolio Turnover	76%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	0.4%
Money Market Funds	1.2%
Materials	1.9%
Real Estate	1.9%
Utilities	2.1%
Energy	3.3%
Consumer Staples	4.6%
Industrial	8.7%
Health Care	9.1%
Consumer Discretionary	9.4%
Communication Services	9.8%
Financial	12.5%
Technology	35.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	17.9%
State Street Technology Select Sector SPDR ETF	17.8%
State Street Financial Select Sector SPDR ETF	12.5%
State Street Communication Services Select Sector SPDR ETF	9.8%
State Street Consumer Discretionary Select Sector SPDR ETF	9.4%
State Street Health Care Select Sector SPDR ETF	9.1%
State Street Industrial Select Sector SPDR ETF	8.7%
State Street Consumer Staples Select Sector SPDR ETF	4.6%
State Street Energy Select Sector SPDR ETF	3.3%
State Street Utilities Select Sector SPDR ETF	2.1%

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.

Tactical Dividend and Momentum Fund - Class R (HTDRX)

Annual Shareholder Report - July 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.vgimfunds.com/forms-and-prospectus), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073126-HTDRX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$16,300
2025	$16,300

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$3,500
2025	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended July 31, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Tactical Dividend and Momentum Fund

Class A	HTDAX
Class C	HTDCX
Class I	HTDIX
Class R	HTDRX

Annual Financial Statements and Additional Information

July 31, 2026

www.VGIMFunds.com

1-844-828-3212

Distributed by Foreside Financial Services, LLC

Member FINRA

The financial statements and other information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Fund’s prospectus carefully before investing in the Fund.

TACTICAL DIVIDEND AND MOMENTUM FUND
SCHEDULE OF INVESTMENTS
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.0%
	EQUITY - 99.0%
82,995	State Street Communication Services Select Sector SPDR ETF	$8,983,379
73,567	State Street Consumer Discretionary Select Sector SPDR ETF	8,540,393
49,756	State Street Consumer Staples Select Sector SPDR ETF	4,231,748
50,212	State Street Energy Select Sector SPDR ETF(a)	2,990,125
201,320	State Street Financial Select Sector SPDR ETF(a)	11,463,161
51,061	State Street Health Care Select Sector SPDR ETF	8,299,966
44,156	State Street Industrial Select Sector SPDR ETF(a)	7,941,015
33,666	State Street Materials Select Sector SPDR ETF	1,697,776
37,777	State Street Real Estate Select Sector SPDR ETF	1,702,609
92,454	State Street Technology Select Sector SPDR ETF	16,211,809
43,972	State Street Utilities Select Sector SPDR ETF	1,950,158
144,407	Vanguard Information Technology ETF(a)	16,339,651
	TOTAL EXCHANGE-TRADED FUNDS (Cost $76,879,672)	90,351,790

	SHORT-TERM INVESTMENTS — 1.6%
	COLLATERAL FOR SECURITIES LOANED - 0.4%
376,304	Dreyfus Government Cash Management Fund, Institutional Class, 3.53% (Cost $376,304)(b),(c)	376,304

	MONEY MARKET FUNDS - 1.2%
1,068,082	MSILF Treasury Securities Portfolio, Institutional Class, 3.56% (Cost $1,068,082)(c)	1,068,082

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,444,386)	1,444,386

	TOTAL INVESTMENTS - 100.6% (Cost $78,324,058)	$91,796,176
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(507,955)
	NET ASSETS - 100.0%	$91,288,221

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2026, was $12,467,156.

(b)	Security was purchased with cash received as collateral for securities on loan at July 31, 2026. Total collateral had a value of $376,304 at July 31, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $12,368,717.

(c)	Rate disclosed is the seven day effective yield as of July 31, 2026.

See accompanying notes which are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026

Assets
Investment securities
At cost	$78,324,058
At value*	$91,796,176
Dividends and interest receivable	9,236
Receivable for fund shares sold	4,077
Prepaid expenses and other assets	23,375
Total Assets	91,832,864

Liabilities
Payable upon return of securities loaned	376,304
Accrued advisory fees	77,249
Payable to Related Parties	18,563
Payable for fund shares redeemed	11,217
Distribution (12b-1) fees payable	6,051
Other accrued expenses	55,259
Total Liabilities	544,643
Net Assets	$91,288,221

Composition of Net Assets:
Paid-in capital	$67,298,621
Accumulated earnings	23,989,600
Net Assets	$91,288,221

Net Asset Value Per Share
Class A
Net Assets	$9,630,521
Shares outstanding (unlimited number of shares authorized, no par value)	603,821
Net asset value (Net Assets / Shares Outstanding) and redemption price per share	$15.95
Maximum offering price per share (maximum sales charge of 5.75%)(a)	$16.92
Class C
Net Assets	$267,660
Shares outstanding (unlimited number of shares authorized, no par value)	18,217
Net asset value (Net Assets / Shares Outstanding), offering and redemption price per share (b)	$14.69
Class I
Net Assets	$70,371,332
Shares outstanding (unlimited number of shares authorized, no par value)	4,422,426
Net asset value (Net Assets / Shares Outstanding), offering and redemption price per share	$15.91
Class R
Net Assets	$11,018,708
Shares outstanding (unlimited number of shares authorized, no par value)	709,391
Net asset value (Net Assets / Shares Outstanding), offering and redemption price per share	$15.53

*	Includes fair value of securities loaned in amount of $12,467,156.

(a)	For investments in Class A shares of $1 million or more, there is a deferred sales charge of 1.00% of the original purchase price on redemptions made within one year.

(b)	Class C shares sold within one year of purchase are subject to a contingent deferred sales charge of 1.00% of the original purchase price.

See accompanying notes which are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2026

Investment Income
Dividend income	$873,455
Interest income	489,959
Income from securities loaned	30,098
Total Investment Income	1,393,512

Expenses
Investment Adviser fees	910,725
Distribution (12b-1) fees:
Class A	24,129
Class C	2,556
Class R	50,525
Administration fees	93,357
Third party administrative service fees	87,073
Registration and filing fees	56,499
Transfer agent fees	51,567
Fund accounting fees	50,860
Legal fees	31,999
Custody fees	25,334
Compliance officer fees	24,482
Audit fees	19,916
Trustees’ fees	17,969
Printing expense	14,337
Insurance expense	1,199
Other expenses	4,501
Total Expenses	1,467,028
Net Investment Loss	(73,516)

Net Realized and Change in Unrealized Gain (Loss) on Investments

Net realized gain on:
Investments	18,276,934

Net change in unrealized depreciation on:
Investments	(7,540,280)

Net Realized and Unrealized Gain on Investments	10,736,654
Net Increase in Net Assets Resulting From Operations	$10,663,138

See accompanying notes which are an integral part of these financial statements.

TACTICAL DIVIDEND AND MOMENTUM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2026	July 31, 2025
Operations
Net investment loss	$(73,516)	$(143,759)
Net realized gain from investment transactions	18,276,934	2,180,655
Net change in unrealized gain (loss) of investment transactions	(7,540,280)	9,219,318
Net Increase in Net Assets Resulting From Operations	10,663,138	11,256,214

Shares of Beneficial Interest
Proceeds from shares sold:
Class A	968,765	1,995,612
Class C	1,320	1,320
Class I	4,896,278	7,327,719
Class R	721,572	1,218,102
Cost of shares redeemed:
Class A	(1,573,746)	(334,655)
Class C	(9,638)	(14,302)
Class I	(9,892,775)	(16,073,471)
Class R	(5,333,920)	(5,569,286)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(10,222,144)	(11,448,961)

Net Increase (Decrease) in Net Assets	440,994	(192,747)

Net Assets
Beginning of year	90,847,227	91,039,974
End of year	$91,288,221	$90,847,227

Share Activity:
Class A:
Shares Sold	64,972	148,411
Shares Redeemed	(104,242)	(24,357)
Net Increase (Decrease) in Total Shares Outstanding	(39,270)	124,054

Class C:
Shares Sold	94	106
Shares Redeemed	(714)	(1,156)
Net Decrease in Total Shares Outstanding	(620)	(1,050)

Class I:
Shares Sold	324,929	564,603
Shares Redeemed	(659,401)	(1,216,259)
Net Decrease in Total Shares Outstanding	(334,472)	(651,656)

Class R:
Shares Sold	49,380	94,191
Shares Redeemed	(361,872)	(425,697)
Net Decrease in Total Shares Outstanding	(312,492)	(331,506)

See accompanying notes which are an integral part of these financial statements.

Tactical Dividend and Momentum Fund – Class A
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2026	2025		2024	2023	2022
Net asset value, beginning of year	$14.21	$12.59		$11.23	$11.31	$13.57
Investment operations:
Net investment income (loss) (a)	(0.04)	(0.04)		0.12	0.09	(0.09)
Net realized and unrealized gain (loss) on investments	1.78	1.66		1.43	(0.17)	(0.48)
Total from investment operations	1.74	1.62		1.55	(0.08)	(0.57)
Less distributions to shareholders from:
Net investment income	—	—		(0.19)	—	—
Net realized gains	—	—		—	—	(1.69)
Total distributions	—	—		(0.19)	—	(1.69)
Net asset value, end of year	$15.95	$14.21		$12.59	$11.23	$11.31
Total Return(b)	12.24%	12.87%		13.99%	(0.71)%	(4.89	)% (c)
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$9,631	$9,141		$6,537	$6,682	$7,229
Ratio of expenses to:
average net assets, before reimbursement(d)	1.78%	1.78%		1.77%	1.70%	1.56%
average net assets, net of reimbursement(d)	1.78%	1.76	% (f)	1.70%	1.70%	1.56%
Ratio of net investment income (loss) to average net assets(d)(e)	(0.25)%	(0.30)%		1.04%	0.86%	(0.72)%
Portfolio turnover rate	76%	3%		226%	385%	406%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Effective December 1, 2024, the operating expense limitation was eliminated.

See accompanying notes which are an integral part of these financial statements.

Tactical Dividend and Momentum Fund – Class C
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2026	2025		2024	2023	2022
Net asset value, beginning of year	$13.19	$11.78		$10.51	$10.67	$12.99
Investment operations:
Net investment income (loss) (a)	(0.14)	(0.13)		0.02	0.01	(0.18)
Net realized and unrealized gain (loss) on investments	1.64	1.54		1.36	(0.17)	(0.45)
Total from investment operations	1.50	1.41		1.38	(0.16)	(0.63)
Less distributions to shareholders from:
Net investment income	—	—		(0.11)	—	—
Net realized gains	—	—		—	—	(1.69)
Total distributions	—	—		(0.11)	—	(1.69)
Net asset value, end of year	$14.69	$13.19		$11.78	$10.51	$10.67
Total Return(b)	11.37%	11.97%		13.28%	(1.50)%	(5.62	)% (c)
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$268	$249		$234	$239	$314
Ratio of expenses to:
average net assets, before reimbursement(d)	2.53%	2.53%		2.52%	2.45%	2.32%
average net assets, net of reimbursement(d)	2.53%	2.51	% (f)	2.45%	2.45%	2.32%
Ratio of net investment income (loss) to average net assets(d)(e)	(1.00)%	(1.06)%		0.19%	0.14%	(1.52)%
Portfolio turnover rate	76%	3%		226%	385%	406%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Effective December 1, 2024, the operating expense limitation was eliminated.

See accompanying notes which are an integral part of these financial statements.

Tactical Dividend and Momentum Fund – Class I
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2026	2025		2024	2023	2022
Net asset value, beginning of year	$14.15	$12.50		$11.15	$11.20	$13.43
Investment operations:
Net investment income (loss) (a)	— (b)	(0.01)		0.15	0.12	(0.07)
Net realized and unrealized gain (loss) on investments	1.76	1.66		1.42	(0.17)	(0.47)
Total from investment operations	1.76	1.65		1.57	(0.05)	(0.54)
Less distributions to shareholders from:
Net investment income	—	—		(0.22)	—	—
Net realized gains	—	—		—	—	(1.69)
Total distributions	—	—		(0.22)	—	(1.69)
Net asset value, end of year	$15.91	$14.15		$12.50	$11.15	$11.20
Total Return(c)	12.44%	13.20%		14.30%	(0.45)%	4.70%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$70,371	$67,291		$67,619	$85,173	$100,451
Ratio of expenses to:
average net assets, before reimbursement(d)	1.53%	1.53%		1.52%	1.45%	1.40%
average net assets, net of reimbursement(d)	1.53%	1.51	% (f)	1.45%	1.45%	1.40%
Ratio of net investment income (loss) to average net assets(d)(e)	0.00%	(0.07)%		1.36%	1.11%	(0.56)%
Portfolio turnover rate	76%	3%		226%	385%	406%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Effective December 1, 2024, the operating expense limitation was eliminated.

See accompanying notes which are an integral part of these financial statements.

Tactical Dividend and Momentum Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2026	2025		2024	2023	2022
Net asset value, beginning of year	$13.86	$12.30		$10.97	$11.07	$13.33
Investment operations:
Net investment income (loss) (a)	(0.06)	(0.06)		0.09	0.07	(0.11)
Net realized and unrealized gain (loss) on investments	1.73	1.62		1.41	(0.17)	(0.46)
Total from investment operations	1.67	1.56		1.50	(0.10)	(0.57)
Less distributions to shareholders from:
Net investment income	—	—		(0.17)	—	—
Net realized gains	—	—		—	—	(1.69)
Total distributions	—	—		(0.17)	—	(1.69)
Net asset value, end of year	$15.53	$13.86		$12.30	$10.97	$11.07
Total Return(b)	12.05%	12.68%		13.88%	(0.90)%	(4.98)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$11,019	$14,167		$16,650	$15,643	$19,070
Ratio of expenses to:
average net assets, before reimbursement(c)	1.93%	1.93%		1.92%	1.85%	1.72%
average net assets, net of reimbursement(c)	1.93%	1.91	% (e)	1.85%	1.85%	1.72%
Ratio of net investment income (loss) to average net assets(c)(d)	(0.39)%	(0.46)%		0.81%	0.70%	(0.90)%
Portfolio turnover rate	76%	3%		226%	385%	406%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Effective December 1, 2024, the operating expense limitation was eliminated.

See accompanying notes which are an integral part of these financial statements.

 TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2026

1.	ORGANIZATION

The Tactical Dividend and Momentum Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 9, 2015. The investment objective of the Fund is to provide capital appreciation and current income, and the Fund is diversified. The Tactical Dividend and Momentum Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund offers Class A, Class C, Class I and Class R shares. Class A shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of the Fund are offered at net asset value. There is a 1.00% contingent deferred sales charge (“CDSC”) on Class A shares for investments of $1 million or more on shares sold within 1-year of purchase, unless you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. Class C shares of the Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has appointed execution of these procedures to the Fund’s investment adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds (such as closed-end investment companies and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	90,351,790	—	—	90,351,790
Collateral For Securities Loaned	376,304	—	—	376,304
Money Market Fund	1,068,082	—	—	1,068,082
Total	$91,796,176	$—	$—	$91,796,176

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2023-2025, or expected to be taken in the Fund’s July 31, 2026, tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments expose the Fund to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with the Fund’s investments. These risks include but are not limited to cash positions risk, cybersecurity risk, equity risk, fixed income securities risk, focus risk, high yield risk, investment companies risk/exchange-traded funds, issuer-specific risk, large capitalization risk, liquidity risk, management risk, market events risk, market risk, portfolio turnover risk, preferred stock risk, real estate securities risk, rules-based strategy risk, sector risk, securities lending risk, technology securities risk, underlying fund risk and volatility risk.

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

●	Dividend-Yielding Companies Risk. A company that has historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the company’s stock and lower performance of the Fund.

●	Momentum Investing Risk. An investment in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may experience greater price volatility than other equity securities, which may negatively impact the investment performance of the Fund.

Cash Positions Risk – The Fund may hold a significant position in cash, cash equivalent securities or U.S. treasury investments. When the Fund’s investment in cash, cash equivalent securities or U.S. treasury investments increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Investment Companies Risk – When the Fund invests in other investment companies, including closed-end funds or ETFs, it will bear additional expense based upon its pro rata share of the other investment company’s operating expense, including the management fees of such funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. In addition, the market value of shares of ETFs or exchange-traded closed-end funds may differ from their net asset value. Accordingly, there may be times when closed-end fund or ETF shares trade at a premium or discount to net asset value.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of the Fund’s securities on loan may be significant and may magnify the risk of such a loss of delay.

Volatility Risk – The Fund or an underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infectious illness or other public health threats, lack of liquidity in the bond market or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity.

Sector Risk – The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated. Economic, legislative or regulatory developments may occur that significantly affect an entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Technology Securities Risk – The Fund may invest a substantial portion of its assets directly or indirectly in securities issued by technology companies. Securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

Underlying Funds Risk – The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to their

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

allocation of its assets among the underlying funds. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended July 31, 2026, amounted to $60,806,812 and $63,339,052, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

VestGen Investment Management, LLC (“VestGen”) serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the year ended July 31, 2026, the Fund paid advisory fees in the amount of $910,725.

Distributor – The distributor of the Fund is Foreside Fund Services, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Fund may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.40% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the year ended July 31, 2026, the Tactical Dividend and Momentum Fund incurred distribution fees of $24,129, $2,556 and $50,525 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the year ended July 31, 2026, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

In addition, the following affiliated entities provide services to the Fund:

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$78,324,058	$13,472,118	$—	$13,472,118

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions paid for the years ended July 31, 2026, and July 31, 2025.

As of July 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$10,640,362	$(122,880)	$—	$—	$13,472,118	$23,989,600

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $122,880.

At July 31, 2026, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$7,203,071

During the fiscal period ended July 31, 2026, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and the use of tax equalization credits, resulted in reclassifications for the fiscal year ended July 31, 2026, as follows:

Paid
In	Distributable
Capital	Earnings
$241,280	$(241,280)

8.	SECTOR CONCENTRATION

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2026, the Fund had 35.7% of the value of its net assets invested within the Technology sector.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of July 31, 2026, Pershing LLC held 72.30% of the voting securities of the Fund for the benefit of others.

10.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized by cash and securities, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending

TACTICAL DIVIDEND AND MOMENTUM FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2026

Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

As of July 31, 2026, the Fund had loaned securities and received collateral for the loan. The Fund received cash collateral which was invested in the Dreyfus Government Cash Management Fund as shown in the Schedule of Investments and non-cash collateral in the form of U.S. Government securities. The Fund receives compensation relating to the lending of the Fund’s securities.

The market values of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, BNY Mellon, were as follows:

Fund	Loaned Securities	Collateral	Investment Income
Tactical Dividend and Momentum Fund	$12,467,156	$12,745,021	2.16%

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments Pledged*	Cash Collateral Pledged	Net Amount of Assets
Tactical Dividend and Momentum Fund
Description:
Securities Loaned	$12,467,156	$—	$12,467,156	$12,090,852	$376,304	$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged. Non-cash collateral included in the tables above is not reflected in the Fund’s records as the Fund does not have control of this collateral.

The following table sets forth the remaining contractual maturity of the collateral held as of July 31, 2026:

	Remaining Contractual Maturity of the Collateral Held as of July 31, 2026
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Dreyfus Government Cash Management Fund Institutional Class	$376,304	$—	$—	$—	$376,304
U.S. Government	—	23,752	19,588	12,325,377	12,368,717
Total securities lending collateral	$376,304	$23,752	$19,588	$12,325,377	$12,745,021

The fair value of the securities loaned for the Fund totaled $12,467,156 at July 31, 2026. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $376,304 for the Fund at July 31, 2026. These amounts are offset by a liability recorded as “Securities lending collateral.” As of July 31, 2026, the borrower has pledged non-cash collateral of $12,368,717 which is not reflected in the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tactical Dividend and Momentum Fund and Board of Trustees of

Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tactical Dividend and Momentum Fund (the “Fund”), a series of Two Roads Shared Trust, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the four-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended July 31, 2022, were audited by other auditors, whose report dated September 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

TACTICAL DIVIDEND AND MOMENTUM FUND

ADDITIONAL INFORMATION (Unaudited)

July 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer
Date: 10/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer
Date: 10/2/2026

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer
Date: 10/2/2026